Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
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Prepaid Expenses and Other Current Assets
Note 14: Prepaid Expenses and Other Current Assets

	December 31,

	2020	2019
Inventory	26	23
Prepaid expenses	126	130
Current tax receivables (1)	65	72
Deferred commissions	127	117
Other current assets	81	204
Prepaid expenses and other current assets	425	546
(1) Both periods include $9 million of uncertain tax positions, which reduced total current tax receivables.